24. Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Details Narrative Abstract
Authorized capital	R$ 15,000,000	R$ 15,000,000	R$ 15,000,000
Minimum mandatory dividend per share and per ADS	R$ .9851	R$ 0.87539	R$ 1.0240
Additional proposed dividends	R$ 118,859	R$ 105,543	R$ 123,557
Withholding income tax recognized in current liabilities	58,258	52,004
Interest on capital balance payable	673,765	598,612	R$ 700,034
Interest on capital balance payable declared	673,328	598,336
Interest on capital balance payable witheld income tax	437	276
Investment reserve	3,840,422	6,939,296
Subscribed and paid-in-capital			683,509,869	683,509,869
Surplus minimum mandatory	53,539
Dividends	R$ 792,187	R$ 703,879
Dividend per common share	R$ 1.1590	R$ 1.0298